Offerings	Jun. 02, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	5,097,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 5,097,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 780.35
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $14,046,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	4,886,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 4,886,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 748.05
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $14,046,000.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	4,063,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 4,063,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 622.05
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $14,046,000.